Warrants for Ordinary Shares (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Financial income (expenses), net, relating to the warrants	$ 51	$ 1,451